Inventories (Annual and Quarter) (Detail) - Inventories Table (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Raw materials	$ 1,654	$ 1,826	$ 3,948
Work-in-progress	481	449	152
Finished goods	739	600	752
Total Inventories	$ 2,874	$ 2,875	$ 4,852